Investment Risks	Jan. 31, 2026
Conestoga SMid Cap Fund | Market Risk
Prospectus [Line Items]
Risk [Text Block]
●	Market Risk: The market values of securities acquired by the Fund may decline. Market risk may result from expected, real or perceived economic, political or financial events in the U.S. or global markets. The frequency and magnitude of such changes in value cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation, threatened or actual imposition of tariffs, changes in interest rates, lack of liquidity in the bond or equity markets, volatility in the equity markets, unexpected trading activity among retail investors, market disruptions caused by local or regional events such as war, acts of terrorism, the spread of infectious illness (including epidemics and pandemics) or other public health issues, natural/environmental disasters, climate-change and climate related events, recessions or other events or adverse investor sentiment or other political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide due to increasingly interconnected global economies and financial markets.

Conestoga SMid Cap Fund | Equity Risk
Prospectus [Line Items]
Risk [Text Block]
●	Equity Risk: Equity risk is the risk that a security’s value will fluctuate in response to events affecting an issuer’s profitability or viability. Unlike debt securities, which have a superior claim to a company’s assets in case of liquidation or bankruptcy, equity securities benefit from a company’s earnings and cash flow only after the company meets its other obligations. For example, a company must pay interest on its bonds before it pays stock dividends to shareholders.

Conestoga SMid Cap Fund | Management Risk
Prospectus [Line Items]
Risk [Text Block]
●	Management Risk: Management risk is the risk that the Adviser does not execute the Fund’s principal investment strategies effectively. Management risk is also the risk that a strategy used by the Adviser may fail to produce the intended results for the Fund or that imperfections, errors or limitations in the tools and data used by the Adviser may cause unintended results.

Conestoga SMid Cap Fund | SMid Cap Securities Risk
Prospectus [Line Items]
Risk [Text Block]
●	SMid Cap Securities Risk: Small and mid capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. Stocks of small and mid capitalization companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small or mid cap companies may have limited product lines, markets or financial resources, or may be dependent upon a small or inexperienced management group, and their securities may trade less frequently and in lower volume than the securities of larger companies, which could lead to higher transaction costs. Generally, the smaller the company size, the greater the risk.

Conestoga SMid Cap Fund | Valuation Risk
Prospectus [Line Items]
Risk [Text Block]
●	Valuation Risk: The sale price the Fund could receive for a portfolio security may differ from the Fund’s valuation of the security, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. In addition, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

Conestoga SMid Cap Fund | Industry and Sector Risk
Prospectus [Line Items]
Risk [Text Block]
●	Industry and Sector Risk: Significant investments in the securities of issuers within a particular industry or sector, as defined by third-party sources, may have a greater impact on value. Companies in similar businesses may be similarly affected by particular economic or market events, which may, in certain circumstances, cause the value of securities in all companies in a particular sector of the market to decrease. While the Fund may not concentrate in any one industry (as defined in the Statement of Additional Information), the Fund may invest without limitation in a particular market sector. Sectors are defined by the Russell ICB Industry Classifications. The Fund currently anticipates that it will have significant exposure to the industrials, healthcare and technology sectors. Notwithstanding the foregoing, the Fund has a policy not to concentrate in any single industry.

○	Industrials Sector Risk. Industrials include companies involved in the design, manufacture or distribution of construction and building materials, defense and aerospace, containers and packaging, electronics, transportation and support services. These companies may be affected by changes in domestic and international economies and politics, consolidation, excess capacity, changes in supply and demand for products and services, product obsolescence, claims for environmental damages or product liability, and general economic conditions.

○	Technology Securities Risk. Technology companies may be subject to greater price volatility than securities of companies in other sectors. These securities may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices. Technology securities also may be affected adversely by changes in technology, consumer and business purchasing patterns, government regulation and/or obsolete products or services. In addition, a rising interest rate environment tends to negatively affect technology companies.

Conestoga SMid Cap Fund | Large Redemption Risk
Prospectus [Line Items]
Risk [Text Block]
●	Large Redemption Risk: The Fund could experience a loss when selling securities to meet shareholder redemptions. The risk of loss increases if the withdrawal requests are unusually large or frequent or occur in times of overall market turmoil or declining prices.

Conestoga SMid Cap Fund | Investment Style Risk
Prospectus [Line Items]
Risk [Text Block]
●	Investment Style Risk: A company’s earnings may not increase as expected. Different investment styles (e.g., “growth”, “value” or “quantitative”) tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. The Fund may outperform or underperform other funds that invest in similar asset classes but employ a different investment style.

Conestoga SMid Cap Fund | Foreign Securities Risk
Prospectus [Line Items]
Risk [Text Block]
●	Foreign Securities Risk: Foreign securities markets may be more volatile and subject to less governmental supervision than their counterparts in the U.S. and are subject to fluctuations in currency exchange rates.

Conestoga SMid Cap Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose money by investing in the Fund and there is no guarantee that the Fund will achieve its objective.
Conestoga Discovery Fund | Market Risk
Prospectus [Line Items]
Risk [Text Block]
●	Market Risk: The market values of securities acquired by the Fund may decline. Market risk may result from expected, real or perceived economic, political or financial events in the U.S. or global markets. The frequency and magnitude of such changes in value cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation, threatened or actual imposition of tariffs, changes in interest rates, lack of liquidity in the bond or equity markets, volatility in the equity markets, market disruptions caused by local or regional events such as war, acts of terrorism, the spread of infectious illness (including epidemics and pandemics) or other public health issues, natural/environmental disasters, climate-change and climate related events, recessions or other events or adverse investor sentiment or other political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide due to increasingly interconnected global economies and financial markets.

Conestoga Discovery Fund | Equity Risk
Prospectus [Line Items]
Risk [Text Block]
●	Equity Risk: Equity risk is the risk that a security’s value will fluctuate in response to events affecting an issuer’s profitability or viability. Unlike debt securities, which have a superior claim to a company’s assets in case of liquidation or bankruptcy, equity securities benefit from a company’s earnings and cash flow only after the company meets its other obligations. For example, a company must pay interest on its bonds before it pays stock dividends to shareholders.

Conestoga Discovery Fund | Management Risk
Prospectus [Line Items]
Risk [Text Block]
●	Management Risk: Management risk is the risk that the Adviser does not execute the Fund’s principal investment strategies effectively. Management risk is that a strategy used by the Adviser may fail to produce the intended results for the Fund or that imperfections, errors or limitations in the tools and data used by the Adviser may cause unintended results.

Conestoga Discovery Fund | SMid Cap Securities Risk
Prospectus [Line Items]
Risk [Text Block]
●	Small and Micro-Cap Company Risk: Small company risk is a particularly pronounced risk for the Fund because it invests a significant percentage of its assets in the stocks of companies with relatively small market capitalizations. The securities of small and micro-cap companies may be more volatile in price, have wider spreads between their bid and ask prices, and have significantly lower trading volume than the securities of larger capitalization companies. As a result, the purchase or sale of more than a limited number of shares of the securities of a smaller company may affect its market price. The Fund may need a considerable amount of time to purchase or sell its positions in these securities. Some small and micro-cap companies are followed by few, if any, securities analysts, and there tends to be less publicly available information about such companies. The small and micro-cap securities may be traded only in the over-the-counter market or on a regional securities exchange, may be listed only in the quotation service commonly known as the “pink sheets,” and may not be traded every day or in the volume typical of trading on a national securities exchange. They generally have even more limited trading volumes and are subject to even more abrupt or erratic market price movements than are mid and large cap securities, and the Fund may be able to deal with only a few market-makers when purchasing and selling securities. These companies may have limited product lines, markets or financial resources, may depend on a few key employees and lack management depth, and may be more vulnerable to adverse business or market developments. Smaller company stocks may fall out of favor relative to mid or large cap stocks, which may cause the Fund to underperform other equity funds that focus on mid or large cap stocks. Moreover, the lack of an efficient market for the securities may make them difficult to value.

Conestoga Discovery Fund | Valuation Risk
Prospectus [Line Items]
Risk [Text Block]
●	Valuation Risk: The sale price the Fund could receive for a portfolio security may differ from the Fund’s valuation of the security, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. In addition, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

Conestoga Discovery Fund | Large Redemption Risk
Prospectus [Line Items]
Risk [Text Block]
●	Large Redemption Risk: The Fund could experience a loss when selling securities to meet shareholder redemptions. The risk of loss increases if the withdrawal requests are unusually large or frequent or occur in times of overall market turmoil or declining prices.

Conestoga Discovery Fund | Investment Style Risk
Prospectus [Line Items]
Risk [Text Block]
●	Investment Style Risk: A company’s earnings may not increase as expected. Different investment styles (e.g., “growth”, “value” or “quantitative”) tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. The Fund may outperform or underperform other funds that invest in similar asset classes but employ a different investment style.

Conestoga Discovery Fund | Foreign Securities Risk
Prospectus [Line Items]
Risk [Text Block]
●	Foreign Securities Risk: Foreign securities markets may be more volatile and subject to less governmental supervision than their counterparts in the U.S. and are subject to fluctuations in currency exchange rates.

Conestoga Discovery Fund | Sector Risk
Prospectus [Line Items]
Risk [Text Block]
●	Sector Risk: If the Fund has significant investments in the securities of issuers within a particular sector, as defined by third-party sources, any development affecting that sector will have a greater impact on the value of net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s net asset value per share. Occasionally, market conditions, regulatory changes or other developments may negatively impact a particular sector.

○	Industrials Sector Risk: Industrials include companies involved in the design, manufacture or distribution of construction and building materials, defense and aerospace, containers and packaging, electronics, transportation and support services. These companies may be affected by changes in domestic and international economies and politics, consolidation, excess capacity, changes in supply and demand for products and services, product obsolescence, claims for environmental damages or product liability, and general economic conditions.
○	Healthcare Sector Risk: The profitability of companies in the healthcare sector may be affected by government regulations and government healthcare programs, increases or decreases in the cost of medical products and services, an increased emphasis on outpatient services, and product liability claims, among other factors. Many healthcare companies are heavily dependent on patent protection, and the expiration of a company’s patent may adversely affect that company’s profitability. Healthcare companies are subject to competitive forces that may result in price discounting, and may be thinly capitalized and susceptible to product obsolescence.
○	Technology Securities Risk: Technology companies may be subject to greater price volatility than securities of companies in other sectors. These securities may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices. Technology securities also may be affected adversely by changes in technology, consumer and business purchasing patterns, government regulation and/or obsolete products or services. In addition, a rising interest rate environment tends to negatively affect technology companies.

Conestoga Discovery Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose money by investing in the Fund and there is no guarantee that the Fund will achieve its investment objective.
Conestoga Small Cap Fund | Market Risk
Prospectus [Line Items]
Risk [Text Block]
●	Market Risk: The market values of securities acquired by the Fund may decline. Market risk may result from expected, real or perceived economic, political or financial events in the U.S. or global markets. The frequency and magnitude of such changes in value cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation, threatened or actual imposition of tariffs, changes in interest rates, lack of liquidity in the bond or equity markets, volatility in the equity markets, unexpected trading activity among retail investors, market disruptions caused by local or regional events such as war, acts of terrorism, the spread of infectious illness (including epidemics and pandemics) or other public health issues, natural/environmental disasters, climate-change and climate related events, recessions or other events or adverse investor sentiment or other political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide due to increasingly interconnected global economies and financial markets.

Conestoga Small Cap Fund | Equity Risk
Prospectus [Line Items]
Risk [Text Block]
●	Equity Risk: Equity risk is the risk that a security’s value will fluctuate in response to events affecting an issuer’s profitability or viability. Unlike debt securities, which have a superior claim to a company’s assets in case of liquidation or bankruptcy, equity securities benefit from a company’s earnings and cash flow only after the company meets its other obligations. For example, a company must pay interest on its bonds before it pays stock dividends to shareholders.

Conestoga Small Cap Fund | Management Risk
Prospectus [Line Items]
Risk [Text Block]
●	Management Risk: Management risk is the risk that the Adviser does not execute the Fund’s principal investment strategies effectively. Management risk also involves the risk that a strategy used by the Adviser may fail to produce the intended results for the Fund or that imperfections, errors or limitations in the tools and data used by the Adviser may cause unintended results.

Conestoga Small Cap Fund | Valuation Risk
Prospectus [Line Items]
Risk [Text Block]
●	Valuation Risk: The sale price the Fund could receive for a portfolio security may differ from the Fund’s valuation of the security, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. In addition, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

Conestoga Small Cap Fund | Industry and Sector Risk
Prospectus [Line Items]
Risk [Text Block]
●	Industry and Sector Risk: Significant investments in the securities of issuers within a particular industry or sector, as defined by third-party sources, may have a greater impact on value. Companies in similar businesses may be similarly affected by particular economic or market events, which may, in certain circumstances, cause the value of securities in all companies in a particular sector of the market to decrease. While the Fund may not concentrate in any one industry (as defined in the Statement of Additional Information), the Fund may invest without limitation in a particular market sector. Sectors are defined by the Russell ICB Industry Classifications. The Fund currently anticipates that it will have significant exposure to the industrials and technology sectors. Notwithstanding the foregoing, the Fund has a policy not to concentrate in any single industry.

○	Industrials Sector Risk. Industrials include companies involved in the design, manufacture or distribution of construction and building materials, defense and aerospace, containers and packaging, electronics, transportation and support services. These companies may be affected by changes in domestic and international economies and politics, consolidation, excess capacity, changes in supply and demand for products and services, product obsolescence, claims for environmental damages or product liability, and general economic conditions.

○	Technology Securities Risk. Technology companies may be subject to greater price volatility than securities of companies in other sectors. Technology companies are subject to significant competitive pressures. These securities may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices. Technology securities also may be affected adversely by changes in technology, consumer and business purchasing patterns, government regulation and/or obsolete products or services.

Conestoga Small Cap Fund | Large Redemption Risk
Prospectus [Line Items]
Risk [Text Block]
●	Large Redemption Risk: The Fund could experience a loss when selling securities to meet shareholder redemptions. The risk of loss increases if the withdrawal requests are unusually large or frequent or occur in times of overall market turmoil or declining prices.

Conestoga Small Cap Fund | Investment Style Risk
Prospectus [Line Items]
Risk [Text Block]
●	Investment Style Risk: A company’s earnings may not increase as expected. Different investment styles (e.g., “growth”, “value” or “quantitative”) tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. The Fund may outperform or underperform other funds that invest in similar asset classes but employ a different investment style.

Conestoga Small Cap Fund | Foreign Securities Risk
Prospectus [Line Items]
Risk [Text Block]
●	Foreign Securities Risk: Foreign securities markets may be more volatile and subject to less governmental supervision than their counterparts in the U.S. and are subject to fluctuations in currency exchange rates.

Conestoga Small Cap Fund | Small Cap Securities Risk
Prospectus [Line Items]
Risk [Text Block]
●	Small Cap Securities Risk: Smaller, less seasoned companies may lose market share or profits to a greater extent than larger, established companies in times of deteriorating economic conditions. Stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines, markets or financial resources, or may be dependent upon a small or inexperienced management group, and their securities may trade less frequently and in lower volume than the securities of larger companies, which could lead to higher transaction costs. Generally, the smaller the company size, the greater the risk.

Conestoga Small Cap Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose money by investing in the Fund.